Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Borrowings

	2025	2024

Capital funding	1,396	1,533

Operational funding	586	1,480

On December 31	1,982	3,013

Current	10	37

Non-current	1,972	2,976

Fair value of borrowings	2,059	3,076

Capital funding [member]
Statement [LineItems]
Summary of Borrowings	A detailed composition of capital funding is included in the following table:

	Coupon rate	Coupon date	Issue / Maturity	2025	2024

USD 760 million Senior Unsecured Notes	5.500%	Semi-annually, April 16	2024 / 27	647	731

GBP 250 million Medium-Term Notes	6.125%	December 15	1999 / 31	286	301

GBP 400 million Senior Unsecured Notes	6.625%	Semi-annually, December 16	2009 / 39	455	480

Other				9	20

On December 31				1,396	1,533

Operational funding [member]
Statement [LineItems]
Summary of Borrowings

	Coupon rate	Coupon date	Issue / Maturity	2025	2024

FHLB Secured borrowings 1	Fixed	Quarterly	2022 / 26	554	1,449

North Westerly VI Note 1	Floating	Quarterly	2020 / 32	15	15

North Westerly VII Note 1	Floating	Quarterly	2021 / 34	16	16

On December 31				586	1,480

1	Issued by a subsidiary of Aegon Ltd.